U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities sold
                             Pursuant to Rule 24f-2


1.     Name and address of issuer:  Thrivent Mutual Funds
                                    625 Fourth Avenue South
                                    Minneapolis, MN 55415

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
of the issuer, check the box but do not list series or classes):   [ ]

       Thrivent Aggressive Allocation Fund
       Thrivent Moderately Aggressive Allocation Fund
       Thrivent Moderate Allocation Fund
       Thrivent Moderately Conservative Allocation Fund
       Thrivent Technology Fund
       Thrivent Partner Small Cap Growth Fund
       Thrivent Partner Small Cap Value Fund
       Thrivent Small Cap Stock Fund
       Thrivent Small Cap Index Fund
       Thrivent Mid Cap Growth Fund
       Thrivent Partner Mid Cap Value Fund
       Thrivent Mid Cap Stock Fund
       Thrivent Mid Cap Index Fund
       Thrivent Mid Cap Index Fund - I
       Thrivent Partner International Stock Fund
       Thrivent Large Cap Growth Fund
       Thrivent Large Cap Value Fund
       Thrivent Large Cap Stock Fund
       Thrivent Large Cap Index Fund
       Thrivent Large Cap Index Fund - I
       Thrivent Balanced Fund
       Thrivent High Yield Fund
       Thrivent Diversified Income Plus Fund
       Thrivent Municipal Bond Fund
       Thrivent Income Fund
       Thrivent Core Bond Fund
       Thrivent Limited Maturity Bond Fund
       Thrivent Money Market Fund
       Thrivent U.S. Government Zero Coupon Target Fund, Series 2006

3.     Investment Company Act File Number:  811-5075

       Securities Act File Number:  33-12911

4(a).  Last day of fiscal year for which this notice is filed:  10/31/06

4(b).  [ ] Check box if this Form is being filed late (i.e. more than 90 days after the end of the issuer's fiscal year). (See instruction
           A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [ ] Check box if this is the last time the issuer will be filing this
           Form.

5.     Calculation of registration fee:

       (i)    Aggregate sale price of securities
              sold during the fiscal year pursuant
              to Rule 24f-2 (from Item 10):                   $5,682,870,126

       (ii)   Aggregate price of securities
              redeemed or repurchased during
              the fiscal year:                                $4,501,928,154

       (iii)  Aggregate price of securities
              redeemed or repurchased during
              any prior fiscal year ending
              no earlier than October 11, 1995,
              that were not previously used to
              reduce registration fees payable
              to the Commission:                                 $71,784,982

       (iv)   Total available redemption credits [add
              Items 5(ii) and 5(iii)]:                        $4,573,713,136

       (v)    Net sales - if Item 5(i) is greater than
              Item 5(iv) [subtract Item 5(iv) from
              Item 5(i)]:                                     $1,109,156,990

       (vi)   Redemption credits available for
              use in future years - if Item 5(i)
              is less than Item 5(iv) [subtract
              Item 5(iv) from Item 5(i)]:                                 $0

       (vii)  Multiplier for determining registration fee
              (See Instruction C.9):                                x.000107

       (viii) Registration fee due [multiply Item 5(v) by
              Item 5(vii)] enter "0" if no fee is due):         =$118,679.80

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: ________.

7.     Interest due - if this Form is being filed more
       than 90 days after the end of the issuer's fiscal
       year (see Instruction D):                              +$______0_____

8.     Total of the amount of registration fee due
       plus any interest due [line 5(viii) plus line 7]         =$118,679.80

9.     Date the registration fee and any interest payment
       was sent to the Commission's lockbox depository:     January 25, 2007

       Method of Delivery:

              [X]   Wire Transfer
              [ ]   Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title*)  /s/ David S. Royal
                           -------------------------
                           David S. Royal
                           Secretary
                           Thrivent Mutual Funds

Date  January 26, 2007

* Please print the name and title of the signing officer below the signature.